Inventories - Summary of Inventories Net (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of inventories [line items]
Inventories	₩ 642,027	₩ 454,588
Merchandise [member]
Disclosure of inventories [line items]
Inventories	446,028	357,304
Others [member]
Disclosure of inventories [line items]
Inventories	195,999	97,284
Gross carrying amount [member]
Disclosure of inventories [line items]
Inventories	700,320	501,716
Gross carrying amount [member] | Merchandise [member]
Disclosure of inventories [line items]
Inventories	504,321	403,938
Gross carrying amount [member] | Others [member]
Disclosure of inventories [line items]
Inventories	195,999	97,778
Valuation allowance [member]
Disclosure of inventories [line items]
Inventories	(58,293)	(47,128)
Valuation allowance [member] | Merchandise [member]
Disclosure of inventories [line items]
Inventories	₩ (58,293)	(46,634)
Valuation allowance [member] | Others [member]
Disclosure of inventories [line items]
Inventories		₩ (494)